Annual Total Returns- JPMorgan Diversified Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Diversified Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.48%)	16.10%	18.05%	7.07%	(0.80%)	6.19%	17.93%	(7.83%)	20.84%	17.17%